Subsequent Events - Issuance of Senior Secured Note (Details) $ in Thousands	Aug. 14, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Long-term debt		$ 206,313			$ 193,289
Senior Notes
Subsequent Event [Line Items]
Maximum aggregate principal amount				$ 25,773
Potential prepayment premium, percentage				0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets				0.50
Amount of outstanding principal due on each payment date, percentage				0.0100
Period for which outstanding principal triggers a payment				30 days
Senior Notes | LGM Enterprises, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Senior Notes | LGM Enterprises, LLC | FlyExclusive Jet Share, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Senior Notes | Personal Guarantor
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				0.51
Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount				$ 25,773
Potential prepayment premium, percentage				0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets				0.50
Amount of outstanding principal due on each payment date, percentage				0.0100
Period for which outstanding principal triggers a payment				30 days
Long-term debt	$ 25,643		$ 25,000
Senior Notes | Subsequent Event | LGM Enterprises, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Senior Notes | Subsequent Event | LGM Enterprises, LLC | FlyExclusive Jet Share, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Senior Notes | Subsequent Event | Personal Guarantor
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				0.51
Senior Notes, Purchase or Refinancing of Aircraft
Subsequent Event [Line Items]
Maximum aggregate principal amount				$ 25,000
Senior Notes, Purchase or Refinancing of Aircraft | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount				$ 25,000
Senior Notes - Cash Escrow Account
Subsequent Event [Line Items]
Interest rate				3.00%
Senior Notes - Cash Escrow Account | Subsequent Event
Subsequent Event [Line Items]
Interest rate				3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Subsequent Event [Line Items]
Interest rate				13.00%
Senior Notes - Principal Withdrawn and Released to Borrower | Subsequent Event
Subsequent Event [Line Items]
Interest rate				13.00%